Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

On April 17, 2024, the Company entered into an underwriting agreement with Aegis Capital Corp. in connection with the Offering. The Company’s net proceeds from the Offering, after deducting the underwriting discount and other estimated offering expenses payable by the Company, were approximately $35.7 million. As a result of the Offering, the Company’s Common Stock became listed on The Nasdaq Capital Market and now trades under the ticker symbol “SERV”.

Pursuant to the Underwriting Agreement, at the closing of the Offering on April 22, 2024, the Company issued to Aegis a warrant to purchase 500,000 shares of Common Stock (the “Representative’s Warrant”). The Representative’s Warrant is exercisable at a per share exercise price equal to $5.00 and is exercisable at any time and from time to time, in whole or in part, commencing October 14, 2024. The Representative’s Warrant expires on April 17, 2029.

Concurrently with the closing of Offering, the January Notes converted into 2,104,562 shares of common stock based upon a conversion price of $2.42 per share. Furthermore, the Company granted 63,479 Convertible Promissory Notes Offering Warrants to purchase common stock in connection with the January Notes at an exercise price of $2.42 per share.

13.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through February 29, 2024, the date the condensed financial statements were available to be issued. Based on this evaluation, no material events were identified which require adjustment or disclosure in these condensed financial statements, other than as reported below.

Convertible Debt

At an initial closing on January 2, 2024 and subsequent closings on January 12, 2024, January 22, 2024 and January 26, 2024, the Company issued to certain accredited investors convertible promissory notes, for which the Company received an aggregate of $5.0 million in proceeds. The convertible promissory notes bear interest at a rate of 6.00% per year, compounded annually, and are due and payable upon request by each investor on or after the 12-month anniversary of the original issuance date of each note. The Company may not prepay or repay the notes in cash without the consent of the investors. The notes convert upon a qualified offering into common stock at the lesser of the price paid per share multiplied by 75% or the quotient resulting from dividing $80,000,000 by the outstanding shares of common stock on a fully diluted basis prior to the financing. If the Company consummates a financing that does not constitute a qualified financing, the holders can elect to treat such as a qualified financing and convert at the same terms as if such was a qualified financing. The holders may also elect to convert, at any time, at a quotient by dividing $80,000,000 by the outstanding shares of common stock on a fully diluted basis.

License and Services Agreement

On February 20, 2024, Serve entered into a License and Services Agreement (the “LSA”) with Magna as a part of a strategic partnership with Magna. Pursuant to the LSA, Serve, as an independent contractor of Magna, agreed to (i) grant a non-exclusive license to the Serve AMR Technology in the Licensed Fields of Use (each as defined in the LSA) to Magna and its affiliates and (ii) provide all reasonable engineering, technical and related support services that Magna may request from time to time in writing and in furtherance of commercialization of the Serve AMR Technology and products (including software) using, practicing, or incorporating the Serve AMR Technology, and manufactured using, practicing or incorporating the Serve AMR Technology (such services and support, the “Development Services”). Except as expressly set forth in the LSA, any Development Services shall be provided under the MSA (as defined below) and, if expired or terminated, under terms and conditions that are consistent with the terms therein. The term of the LSA will continue unless terminated by either party pursuant to and in accordance with the terms and conditions set forth in the LSA.

Master Services Agreement

On February 1, 2024, Serve entered into a Master Services Agreement (the “MSA”) with Magna, retroactively effective as of January 15, 2024 (the “Effective Date”). Pursuant to the MSA, Serve agreed to provide certain services to Magna as described in one or more statements of work (“SOWs”). Such SOWs will contain a description of the scope, the time to be spent on performance, the fees to be paid to Serve, the functional requirements and technical specifications and, to the extent applicable, the timetable, schedule or milestones for the performance of the requested services. Serve and Magna entered into the first SOW on the Effective Date. The term of the MSA commenced on the Effective Date and will continue for a term of three months, unless terminated earlier or mutually extended in accordance with its terms.

In connection with the strategic partnership with Magna, on February 7, 2024, we issued the Magna Warrant to purchase up to 2,145,000 shares of our common stock (the “Magna Warrant Shares”), subject to adjustments as provided therein, at an exercise price of $0.01 per share.

The Magna Warrant is exercisable in two equal tranches: (i) the first tranche became exercisable on May 15, 2024, subject to certain conditions; and (ii) the second tranche will become exercisable upon Magna’s achievement of a certain manufacturing milestone as set forth in a production and purchase agreement to be entered into with respect to the contract manufacturing of our autonomous delivery robots by Magna or its affiliates. Notwithstanding the foregoing, the Magna Warrant Shares will vest and become exercisable upon any “change of control” (as defined in the Magna Warrant).